Document And Entity Information	Aug. 13, 2024
Document Information [Line Items]
Entity, Registrant Name	Sypris Solutions, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 13, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-24020
Entity, Tax Identification Number	61-1321992
Entity, Address, Address Line One	101 Bullitt Lane, Suite 450
Entity, Address, City or Town	Louisville
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	329-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	SYPR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000864240